FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME
Schedule of analysis of financial income

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023

Interest income on time deposits	2,697,906	2,263,220	952,565
Interest income on credit sales (*)	1,425,428	1,797,837	703,562
Foreign currency exchange gains	490,169	857,098	4,560,109
Fair value gains on financial assets measured at fair value (Note 4)	66,960	167,046	448,858
Interest income on financial investment (Note 4)	13,097	2,194	2,238
Other	234,554	171,827	21,847

	4,928,114	5,259,222	6,689,179

(*)Interest income on credit sales includes commission income from customers and BNPL interest income.